Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Public Utilities, Inventory [Line Items]
Inventory, net	$ 64,962	$ 49,898
Repair parts
Public Utilities, Inventory [Line Items]
Inventory, net	41,358	26,036
Tires and track frames
Public Utilities, Inventory [Line Items]
Inventory, net	6,478	3,372
Fuel and lubricants
Public Utilities, Inventory [Line Items]
Inventory, net	1,941	2,237
Parts and supplies
Public Utilities, Inventory [Line Items]
Inventory, net	49,777	31,645
Parts, supplies and components for equipment rebuilds
Public Utilities, Inventory [Line Items]
Inventory, net	13,898	14,899
Customer rebuild work in process
Public Utilities, Inventory [Line Items]
Inventory, net	$ 1,287	$ 3,354